Balances and Transactions with Related Parties and Affiliated Companies	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Balances and Transactions with Related Parties and Affiliated Companies
Note 15. Balances and Transactions with Related Parties and Affiliated Companies
Balances and transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in this note.
The consolidated statements of financial position and income include the following balances and transactions with related parties and affiliated companies:

	2020	2019
Balances:
Assets (current included in accounts receivable)
Due from FEMSA and its subsidiaries (see Note 7) (1) (3)	Ps. 624	Ps. 2,039
Due from The Coca-Cola Company (see Note 7) (1)	509	802
Due from Heineken Group (1)	133	353
Other receivables (1)	5	261
	Ps. 1,271	Ps. 3,455

	2020	2019
Liabilities (current included in suppliers and other liabilities and loans)
Due to FEMSA and its subsidiaries (2) (3)	Ps. 454	Ps. 854
Due to The Coca-Cola Company (2)	3,513	4,417
Due to Heineken Group(2)	830	1,125
Other payables (2)	924	1,455
	Ps. 5,721	Ps. 7,851

(1) Presented within accounts receivable.
(2) Recorded within accounts payable and suppliers
(3) Parent
Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2020, 2019 and 2018, there was no expense resulting from the uncollectibility of balances due from related parties.
Details of transactions between the Company and other related parties are disclosed as follows:

Transactions	2020	2019	2018
Income:
Sales to affiliated parties	Ps. 5,020	Ps. 5,694	Ps. 5,200
Heineken	3	5	4
Interest income received from BBVA Bancomer, S.A. de C.V.	80	30	180
Expenses:
Purchases and other expenses from FEMSA	6,538	7,756	8,878
Purchases of concentrate from The Coca-Cola Company	32,222	34,063	32,379
Purchases of raw material, beer and operating expenses from Heineken (3)	11,600	12,755	14,959
Advertisement expense paid to The Coca-Cola Company	865	1,756	2,193
Purchases from Ades	338	497	592
Purchases from Jugos del Valle	2,437	2,863	2,872
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V.	2,123	2,728	2,604
Purchase of sugar from Beta San Miguel	1,023	655	651
Purchase of canned products from Industria Envasadora de Queretaro, S.A. de C.V...	226	682	596
Purchase of inventories from Leao Alimentos e Bebidas, LTDA	1,253	1,867	2,654
Purchase of resine from Industria Mexicana de Reciclaje, S.A. de C.V.	308	281	298
Donations to Instituto Tecnologico y de Estudios Superiores de Monterrey, A.C. (1) (2)	225	127	127
Donations to Fundación Femsa, A.C.	114	146	179
Interest and fees paid to Bancomer	153	98	168
Other expenses with related parties	10	15	79
(1)     One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.
(2)     These donations were made to ITESM through Fundacion FEMSA as intermediary.
(3)     Favorable Resolution of Arbitration in Brazil on October 31, 2019, the arbitration tribunal in charge of the arbitration proceeding between the Company and Cervejarias Kaiser Brasil, S.A., a subsidiary of Heineken, N.V. (“Kaiser”), issued an award confirming that the distribution agreement pursuant to which we distribute Kaiser’s portfolio in the country, including Heineken beer, shall continue in full force and through March 19, 2022.
The aggregate compensation paid to executive officers and senior management of the Company, recognized as an expense during the reporting period were as follows:

	2020	2019	2018
Current compensations and employee benefits	Ps. 815	Ps. 978	Ps. 705
Termination benefits	68	186	57
Shared based payments	190	188	157